Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust 2013-C15
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46640NAA6	1.232600%	63,681,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640NAB4	2.976800%	285,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FL	46640NBA5	0.742750%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FX	46640NAZ1	2.976800%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640NAC2	3.697500%	21,444,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640NAD0	4.096000%	110,000,000.00	66,201,673.61	0.00	225,968.38	0.00	0.00	225,968.38	66,201,673.61	54.40%	30.00%
A-5	46640NAE8	4.131000%	206,902,000.00	206,902,000.00	0.00	712,260.14	0.00	0.00	712,260.14	206,902,000.00	54.40%	30.00%
A-SB	46640NAF5	3.659100%	67,687,000.00	27,873,211.01	1,027,918.89	84,992.39	0.00	0.00	1,112,911.28	26,845,292.12	54.40%	30.00%
A-S	46640NAJ7	4.419600%	93,942,000.00	93,942,000.00	0.00	345,988.39	0.00	0.00	345,988.39	93,942,000.00	40.12%	22.12%
B	46640NAK4	4.926700%	76,047,000.00	76,047,000.00	0.00	312,217.30	0.00	0.00	312,217.30	76,047,000.00	28.56%	15.75%
C	46640NAL2	5.361843%	44,734,000.00	44,734,000.00	0.00	199,880.58	0.00	0.00	199,880.58	44,734,000.00	21.76%	12.00%
D	46640NAP3	5.361843%	59,646,000.00	59,646,000.00	0.00	266,510.42	0.00	0.00	266,510.42	59,646,000.00	12.69%	7.00%
E	46640NAR9	3.500000%	23,858,000.00	23,858,000.00	0.00	69,585.83	0.00	0.00	69,585.83	23,858,000.00	9.07%	5.00%
F	46640NAT5	3.585000%	11,929,000.00	11,929,000.00	0.00	35,637.89	0.00	0.00	35,637.89	11,929,000.00	7.25%	4.00%
NR	46640NAV0	3.585000%	47,716,349.00	47,716,151.73	0.00	100,083.63	0.00	0.00	100,083.63	47,716,151.73	0.00%	0.00%
R	46640NAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,192,907,349.00	658,849,036.35	1,027,918.89	2,353,124.95	0.00	0.00	3,381,043.84	657,821,117.46

Notional Certificates
X-A	46640NAG3	1.201366%	928,977,000.00	394,918,884.62	0.00	395,368.32	0.00	0.00	395,368.32	393,890,965.73
X-B	46640NAH1	0.435143%	76,047,000.00	76,047,000.00	0.00	27,576.11	0.00	0.00	27,576.11	76,047,000.00
X-C	46640NAM0	1.801129%	83,503,349.00	83,503,151.73	0.00	125,333.28	0.00	0.00	125,333.28	83,503,151.73
Notional SubTotal			1,088,527,349.00	554,469,036.35	0.00	548,277.71	0.00	0.00	548,277.71	553,441,117.46

Deal Distribution Total					1,027,918.89	2,901,402.66	0.00	0.00	3,929,321.55

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640NAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640NAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FL	46640NBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FX	46640NAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640NAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640NAD0	601.83339645	0.00000000	2.05425800	0.00000000	0.00000000	0.00000000	0.00000000	2.05425800	601.83339645
A-5	46640NAE8	1,000.00000000	0.00000000	3.44250002	0.00000000	0.00000000	0.00000000	0.00000000	3.44250002	1,000.00000000
A-SB	46640NAF5	411.79563299	15.18635617	1.25566785	0.00000000	0.00000000	0.00000000	0.00000000	16.44202402	396.60927682
A-S	46640NAJ7	1,000.00000000	0.00000000	3.68300004	0.00000000	0.00000000	0.00000000	0.00000000	3.68300004	1,000.00000000
B	46640NAK4	1,000.00000000	0.00000000	4.10558339	0.00000000	0.00000000	0.00000000	0.00000000	4.10558339	1,000.00000000
C	46640NAL2	1,000.00000000	0.00000000	4.46820271	0.00000000	0.00000000	0.00000000	0.00000000	4.46820271	1,000.00000000
D	46640NAP3	1,000.00000000	0.00000000	4.46820273	0.00000000	0.00000000	0.00000000	0.00000000	4.46820273	1,000.00000000
E	46640NAR9	1,000.00000000	0.00000000	2.91666653	0.00000000	0.00000000	0.00000000	0.00000000	2.91666653	1,000.00000000
F	46640NAT5	1,000.00000000	0.00000000	2.98750021	0.00000000	0.00000000	0.00000000	0.00000000	2.98750021	1,000.00000000
NR	46640NAV0	999.99586578	0.00000000	2.09747041	0.89001717	14.29323878	0.00000000	0.00000000	2.09747041	999.99586578
R	46640NAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640NAG3	425.11158470	0.00000000	0.42559538	0.00000000	0.00000000	0.00000000	0.00000000	0.42559538	424.00507841
X-B	46640NAH1	1,000.00000000	0.00000000	0.36261930	0.00000000	0.00000000	0.00000000	0.00000000	0.36261930	1,000.00000000
X-C	46640NAM0	999.99763758	0.00000000	1.50093717	0.00000000	0.00000000	0.00000000	0.00000000	1.50093717	999.99763758

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	225,968.38	0.00	225,968.38	0.00	0.00	0.00	225,968.38	0.00
A-5	08/01/21 - 08/30/21	30	0.00	712,260.14	0.00	712,260.14	0.00	0.00	0.00	712,260.14	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	84,992.39	0.00	84,992.39	0.00	0.00	0.00	84,992.39	0.00
X-A	08/01/21 - 08/30/21	30	0.00	395,368.32	0.00	395,368.32	0.00	0.00	0.00	395,368.32	0.00
X-B	08/01/21 - 08/30/21	30	0.00	27,576.11	0.00	27,576.11	0.00	0.00	0.00	27,576.11	0.00
X-C	08/01/21 - 08/30/21	30	0.00	125,333.28	0.00	125,333.28	0.00	0.00	0.00	125,333.28	0.00
A-S	08/01/21 - 08/30/21	30	0.00	345,988.39	0.00	345,988.39	0.00	0.00	0.00	345,988.39	0.00
B	08/01/21 - 08/30/21	30	0.00	312,217.30	0.00	312,217.30	0.00	0.00	0.00	312,217.30	0.00
C	08/01/21 - 08/30/21	30	0.00	199,880.58	0.00	199,880.58	0.00	0.00	0.00	199,880.58	0.00
D	08/01/21 - 08/30/21	30	0.00	266,510.42	0.00	266,510.42	0.00	0.00	0.00	266,510.42	0.00
E	08/01/21 - 08/30/21	30	0.00	69,585.83	0.00	69,585.83	0.00	0.00	0.00	69,585.83	0.00
F	08/01/21 - 08/30/21	30	0.00	35,637.89	0.00	35,637.89	0.00	0.00	0.00	35,637.89	0.00
NR	08/01/21 - 08/30/21	30	639,552.80	142,552.00	0.00	142,552.00	42,468.37	0.00	0.00	100,083.63	682,021.17
Totals			639,552.80	2,943,871.03	0.00	2,943,871.03	42,468.37	0.00	0.00	2,901,402.66	682,021.17

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information

Total Available Distribution Amount (1)	3,929,321.55
Benchmark: 1-Month LIBOR
	0.092750
Current Period %	0.084130
Next Period %
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,957,269.02	Master Servicing Fee	7,436.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,917.62
Interest Adjustments	(2,415.97)	Trustee Fee	238.28
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.67
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,106.32
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,954,853.05	Total Fees	10,982.05

Principal		Expenses/Reimbursements
Scheduled Principal	1,015,954.94	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	35,468.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	901,528.59	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(889,564.63)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,027,918.90	Total Expenses/Reimbursements	42,468.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,901,402.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,027,918.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,929,321.55
Total Funds Collected	3,982,771.95	Total Funds Distributed	3,982,771.97

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	658,849,036.35	658,849,036.35	Beginning Certificate Balance	658,849,036.35
(-) Scheduled Principal Collections	1,015,954.94	1,015,954.94	(-) Principal Distributions	1,027,918.89
(-) Unscheduled Principal Collections	901,528.59	901,528.59	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(889,564.63)	(889,564.63)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	657,821,117.46	657,821,117.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	659,343,303.08	659,343,303.08	Ending Certificate Balance	657,821,117.46
Ending Actual Collateral Balance	658,216,811.44	658,216,811.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.36
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	107,502,192.76	16.34%	23	5.3450	NAP	Defeased	14	107,502,192.76	16.34%	23	5.3450	NAP
$9,999,999 or less	22	115,016,538.43	17.48%	24	5.4683	1.333760	1.30 or less	16	260,045,918.72	39.53%	24	5.3609	0.806533
$10,000,000 to $24,999,999	7	85,961,722.22	13.07%	25	5.3366	1.831141	1.31 to 1.40	1	3,289,559.42	0.50%	24	5.5000	1.353100
$25,000,000 to $49,999,999	4	143,978,192.15	21.89%	25	5.2279	1.041980	1.41 to 1.50	1	3,579,085.88	0.54%	25	5.7200	1.438800
$50,000,000 to $99,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	2	16,305,102.96	2.48%	25	5.6819	1.533917
$100,000,000 or Greater	2	205,362,471.90	31.22%	24	4.9364	1.350949	1.61 to 1.75	5	149,502,352.80	22.73%	24	4.8214	1.694054
Totals	49	657,821,117.46	100.00%	24	5.2123	1.368054	1.76 to 2.00	4	72,671,069.50	11.05%	25	5.0900	1.907958
							2.01 to 2.25	3	19,958,974.23	3.03%	25	5.3245	2.143613
							2.26 or Greater	3	24,966,861.19	3.80%	25	5.2825	2.371916
							Totals	49	657,821,117.46	100.00%	24	5.2123	1.368054

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	107,502,192.76	16.34%	23	5.3450	NAP
							Defeased	17	107,502,192.76	16.34%	23	5.3450	NAP
Alabama	4	2,472,825.91	0.38%	25	4.8905	2.054100
							Industrial	1	17,988,820.55	2.73%	25	4.9100	1.908300
Arizona	3	19,015,642.49	2.89%	23	5.5730	1.768784
							Lodging	7	52,543,181.46	7.99%	25	5.4908	0.183068
California	5	38,721,019.61	5.89%	25	5.4883	0.663656
							Mixed Use	3	15,709,057.08	2.39%	24	5.4709	1.086528
Georgia	4	15,425,810.71	2.34%	25	5.5105	0.317836
							Multi-Family	5	18,202,164.40	2.77%	25	5.5167	2.212405
Illinois	3	4,735,303.21	0.72%	25	5.4650	1.633900
							Office	11	244,555,816.38	37.18%	25	4.9813	1.548682
Kentucky	1	4,196,899.09	0.64%	24	5.6290	1.742900
							Other	1	921,241.29	0.14%	25	5.3600	0.963700
Michigan	10	55,593,498.69	8.45%	25	5.3628	1.168746
							Retail	31	200,398,643.54	30.46%	24	5.3284	1.284220
Missouri	7	54,466,611.62	8.28%	25	5.3972	0.916674
							Totals	76	657,821,117.46	100.00%	24	5.2123	1.368054
Nevada	2	108,941,557.78	16.56%	24	5.2654	1.025538

New York	4	70,592,936.77	10.73%	25	5.0710	1.766292

Ohio	4	10,089,302.80	1.53%	25	5.7650	1.543600

Pennsylvania	1	8,742,725.31	1.33%	24	5.6310	2.192700

Tennessee	1	11,500,000.00	1.75%	25	4.9870	2.320500

Texas	1	484,189.69	0.07%	25	4.8905	2.054100

Utah	1	8,262,149.38	1.26%	25	5.6700	0.755300

Virginia	2	11,300,214.43	1.72%	25	5.3360	1.421791

Washington	1	17,988,820.55	2.73%	25	4.9100	1.908300

Washington, DC	1	100,000,000.00	15.20%	24	4.6060	1.708600

Wisconsin	4	7,789,416.65	1.18%	24	5.4144	1.626462

Totals	76	657,821,117.46	100.00%	24	5.2123	1.368054

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	107,502,192.76	16.34%	23	5.3450	NAP	Defeased	14	107,502,192.76	16.34%	23	5.3450	NAP
4.30000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.30001% to 4.50000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.50001% to 4.70000%	1	100,000,000.00	15.20%	24	4.6060	1.708600	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.70001% to 4.90000%	1	6,303,112.20	0.96%	25	4.8905	2.054100	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
4.90001% to 5.10000%	6	105,858,940.30	16.09%	25	5.0218	1.836108	49 months or greater	35	550,318,924.70	83.66%	24	5.1863	1.341529
5.10001% to 5.30000%	3	111,872,304.62	17.01%	24	5.2506	1.013099	Totals	49	657,821,117.46	100.00%	24	5.2123	1.368054
5.30001% to 5.50000%	11	138,796,341.98	21.10%	25	5.3939	0.912883
5.50001 or Greater	13	87,488,225.60	13.30%	24	5.6588	1.372193
Totals	49	657,821,117.46	100.00%	24	5.2123	1.368054

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 27

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	107,502,192.76	16.34%	23	5.3450	NAP	Defeased	14	107,502,192.76	16.34%	23	5.3450	NAP
60 months or less	35	550,318,924.70	83.66%	24	5.1863	1.341529	Interest Only	2	111,500,000.00	16.95%	24	4.6453	1.771711
61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	33	438,818,924.70	66.71%	25	5.3238	1.232224
85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
Totals	49	657,821,117.46	100.00%	24	5.2123	1.368054	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	49	657,821,117.46	100.00%	24	5.2123	1.368054

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 27

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Defeased	14	107,502,192.76	16.34%	23	5.3450	NAP				None
Underwriter's Information	0	0.00	0.00%	0	0.0000	0.000000
12 months or less	34	542,056,775.32	82.40%	24	5.1790	1.350465
13 to 24 months	1	8,262,149.38	1.26%	25	5.6700	0.755300
25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	49	657,821,117.46	100.00%	24	5.2123	1.368054

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
2	300940002	RT	Las Vegas	NV	Actual/360	5.25025%	474,554.05	142,418.01	(889,564.63)	N/A	09/06/23	--	105,504,889.90	105,362,471.90	09/06/21
3	300940003	OF	Washington	DC	Actual/360	4.60625%	396,627.78	0.00	0.00	N/A	09/01/23	--	100,000,000.00	100,000,000.00	09/01/21
5	300940005	Various	Kansas City	MO	Actual/360	5.36025%	223,637.57	111,064.52	0.00	N/A	10/01/23	--	48,453,011.29	48,341,946.77	09/01/21
6	695100194	OF	New York	NY	Actual/360	5.05025%	171,688.73	60,730.28	0.00	N/A	10/06/23	--	39,481,280.12	39,420,549.84	09/06/21
9	695100206	LO	Various	Various	Actual/360	5.42525%	132,580.19	47,609.36	0.00	N/A	10/06/23	--	28,380,477.39	28,332,868.03	09/06/21
10	695100195	OF	New York	NY	Actual/360	5.05025%	121,438.37	42,955.57	0.00	N/A	10/06/23	--	27,925,783.08	27,882,827.51	09/06/21
13	300940013	IN	Everett	WA	Actual/360	4.91025%	76,173.74	27,436.53	0.00	N/A	10/01/23	--	18,016,257.08	17,988,820.55	09/01/21
14	883100148	MH	Shelby Township	MI	Actual/360	5.20325%	74,651.83	30,401.07	0.00	N/A	09/06/23	--	16,662,010.90	16,631,609.83	09/06/21
16	883100147	MH	Shelby Township	MI	Actual/360	5.24325%	67,031.01	26,907.87	0.00	N/A	09/06/23	--	14,846,931.21	14,820,023.34	09/06/21
19	883100121	RT	Avondale	AZ	Actual/360	5.50925%	60,292.63	22,289.18	0.00	N/A	07/06/23	--	12,709,612.17	12,687,322.99	09/06/21
20	883100158	RT	Pittsburg	CA	Actual/360	5.48925%	57,527.91	17,896.26	0.00	N/A	10/06/23	--	12,170,998.24	12,153,101.98	09/06/21
21	695100204	RT	Southfield	MI	Actual/360	5.55025%	52,768.56	23,537.45	0.00	N/A	10/06/23	--	11,041,372.21	11,017,834.76	08/06/21
24	300940024	MF	Rochester Hills	MI	Actual/360	5.43025%	49,294.04	16,962.38	0.00	N/A	10/01/23	--	10,542,301.52	10,525,339.14	09/01/21
25	695100201	RT	Various	OH	Actual/360	5.76525%	50,190.00	20,873.09	0.00	N/A	10/06/23	--	10,110,175.89	10,089,302.80	09/06/21
26	300940026	OF	Salt Lake City	UT	Actual/360	5.09825%	44,250.88	18,717.04	0.00	N/A	06/01/23	--	10,080,053.98	10,061,336.94	09/01/21
27	300940027	RT	Knoxville	TN	Actual/360	4.98725%	49,385.15	0.00	0.00	N/A	10/01/23	--	11,500,000.00	11,500,000.00	09/01/21
28	300940028	OF	Macomb	MI	Actual/360	5.36625%	44,544.58	16,990.55	0.00	N/A	10/06/23	--	9,640,177.91	9,623,187.36	09/06/21
29	300940029	MF	Pittsburgh	PA	Actual/360	5.56025%	46,474.94	15,253.45	0.00	N/A	07/01/23	--	9,706,996.79	9,691,743.34	09/01/21
30	300940030	MF	Terre Haute	IN	Actual/360	5.26025%	37,580.40	23,153.18	0.00	N/A	10/01/23	--	8,296,910.97	8,273,757.79	09/01/21
31	695100202	LO	Vernal	UT	Actual/360	5.67025%	40,447.27	21,980.83	0.00	N/A	10/06/23	--	8,284,130.21	8,262,149.38	08/06/20
32	300940032	OF	Phoenixville	PA	Actual/360	5.63125%	42,464.76	14,850.75	0.00	N/A	09/06/23	--	8,757,576.06	8,742,725.31	09/06/21
34	883100156	MF	Lewisville	TX	Actual/360	5.60025%	37,691.52	13,229.29	0.00	N/A	09/06/23	--	7,816,213.87	7,802,984.58	09/06/21
36	883100159	RT	Freehold	NJ	Actual/360	5.22725%	30,586.06	19,038.94	0.00	N/A	07/06/23	--	6,795,349.77	6,776,310.83	09/06/21
37	300940037	LO	North Chesterfield	VA	Actual/360	5.33625%	29,429.28	17,708.63	0.00	N/A	10/01/23	--	6,404,786.34	6,387,077.71	09/01/21
38	695100192	MF	Waterford	MI	Actual/360	5.73525%	31,464.66	16,906.76	0.00	N/A	09/06/23	--	6,371,334.40	6,354,427.64	09/06/21
41	883100143	OF	Madison	WI	Actual/360	5.54725%	29,771.15	16,927.99	0.00	N/A	09/06/23	--	6,232,728.15	6,215,800.16	09/06/21
43	300940043	RT	Various	Various	Actual/360	4.89125%	26,594.83	12,053.06	0.00	10/01/23	12/01/27	--	6,315,165.26	6,303,112.20	09/01/21
44	695100186	RT	Decatur	GA	Actual/360	5.74325%	30,547.96	10,271.02	0.00	N/A	09/06/23	--	6,177,094.41	6,166,823.39	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
45	883100133	MU	Bloomfield Hills	MI	Actual/360	5.07825%	26,116.87	14,534.03	0.00	N/A	08/06/23	--	5,972,679.30	5,958,145.27	09/06/21
46	695100190	MH	Fort Worth	TX	Actual/360	5.38525%	27,389.67	10,450.48	0.00	N/A	06/06/23	--	5,906,658.62	5,896,208.14	09/06/21
47	695100196	LO	Los Angeles	CA	Actual/360	5.95025%	23,950.87	26,657.76	0.00	N/A	10/06/23	--	4,674,607.38	4,647,949.62	09/06/21
48	883100144	RT	Oak Park	MI	Actual/360	5.31025%	24,035.04	11,632.22	0.00	N/A	09/06/23	--	5,256,433.14	5,244,800.92	09/06/21
49	883100141	SS	Henderson	NV	Actual/360	5.25925%	25,043.55	10,056.79	0.00	N/A	05/06/23	--	5,530,107.77	5,520,050.98	09/06/21
50	883100151	MU	St. Louis	MO	Actual/360	5.77325%	27,655.82	9,201.37	0.00	N/A	09/06/23	--	5,563,214.09	5,554,012.72	12/06/20
51	300940051	LO	Mechanicsville	VA	Actual/360	5.33625%	22,637.91	13,622.02	0.00	N/A	10/01/23	--	4,926,758.74	4,913,136.72	09/01/21
52	695100197	OF	San Clemente	CA	Actual/360	5.37425%	24,337.89	9,256.64	0.00	N/A	10/06/23	--	5,259,277.36	5,250,020.72	09/06/21
53	883100160	RT	Riverside	CA	Actual/360	5.36125%	23,462.47	8,965.26	0.00	N/A	10/06/23	--	5,082,399.17	5,073,433.91	09/06/21
54	883100140	RT	Various	Various	Actual/360	5.43325%	22,293.65	8,422.14	0.00	N/A	05/06/23	--	4,765,213.42	4,756,791.28	09/06/21
55	695100203	MF	Chicago	IL	Actual/360	5.46525%	22,322.88	8,219.25	0.00	N/A	10/06/23	--	4,743,522.46	4,735,303.21	09/06/21
56	883100153	MU	Lexington	KY	Actual/360	5.62925%	20,398.03	11,314.54	0.00	N/A	09/06/23	--	4,208,213.63	4,196,899.09	09/06/21
57	883100152	RT	Various	NY	Actual/360	5.50025%	15,652.19	15,302.74	0.00	N/A	09/06/23	--	3,304,862.16	3,289,559.42	09/06/21
58	300940058	RT	Carefree	AZ	Actual/360	5.52025%	16,158.76	12,661.49	0.00	08/01/23	08/01/35	--	3,399,458.94	3,386,797.45	09/01/21
59	695100199	RT	Las Vegas	NV	Actual/360	5.72025%	17,667.46	7,810.55	0.00	N/A	10/06/23	--	3,586,896.43	3,579,085.88	09/06/21
60	883100142	RT	Various	MI	Actual/360	5.26025%	15,777.39	8,216.12	0.00	N/A	09/06/23	--	3,483,294.29	3,475,078.17	09/06/21
63	695100198	MH	Fayetteville	NC	Actual/360	5.60525%	15,951.04	5,588.75	0.00	N/A	10/06/23	--	3,304,868.88	3,299,280.13	09/06/21
64	300940064	RT	Bellflower	CA	Actual/360	5.26025%	13,784.52	8,559.44	0.00	N/A	09/01/23	--	3,043,313.99	3,034,754.55	09/01/21
65	883100134	RT	Commerce Township	MI	Actual/360	5.07825%	13,626.19	7,582.98	0.00	N/A	08/06/23	--	3,116,180.11	3,108,597.13	09/06/21
66	300940066	MF	Glendale	AZ	Actual/360	5.91025%	14,993.91	4,719.47	0.00	N/A	10/01/23	--	2,946,241.52	2,941,522.05	09/01/21
67	300940067	RT	Norfolk	VA	Actual/360	5.42025%	11,907.09	6,981.80	0.00	N/A	10/01/23	--	2,551,215.83	2,544,234.03	09/01/21
Totals							2,954,853.05	1,027,918.90	(889,564.63)				658,849,036.35	657,821,117.46
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	35,400,420.76	19,453,461.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,889,849.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,816,789.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,791,048.63	2,837,475.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,105,774.22)	(775,312.82)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,457,724.73	1,791,970.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,477,785.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,800,596.12	906,660.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,328,557.79	466,821.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	978,887.61	0.00	--	--	--	0.00	0.00	75,806.85	75,806.85	0.00	0.00
24	1,948,442.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,506,372.00	1,174,547.21	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,380,940.98	742,960.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,013,161.13	247,605.55	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	453,520.00	495,505.00	01/01/19	09/30/19	12/11/20	5,320,955.96	423,677.27	36,394.75	493,047.77	0.00	0.00
32	1,515,337.91	788,861.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	347,344.60	478,204.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,047,058.85	493,238.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	981,268.15	522,078.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	876,833.99	318,116.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	847,500.16	164,846.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	427,866.57	626,874.62	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	800,746.80	143,282.99	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	592,043.00	172,722.00	01/01/20	09/30/20	08/11/21	1,931,769.19	109,999.15	27,054.45	261,445.74	65,936.19	0.00
51	654,601.94	514,187.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	188,134.74	79,690.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	592,925.74	160,150.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	708,363.44	372,008.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	590,331.00	266,291.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	432,658.74	216,328.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	459,867.59	114,562.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	486,806.64	69,311.58	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	340,965.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	664,401.07	122,500.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	607,117.03	648,141.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	87,300,495.53	33,613,094.13				7,252,725.15	533,676.42	139,256.06	830,300.36	65,936.19	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	300940002	901,528.59	Partial Liquidation (Curtailment)	0.00	0.00
Totals		901,528.59		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	13,816,162.10	0	0.00	2	13,816,162.10	0	0.00	1	901,528.59	0	0.00	5.212272%	5.187666%	24
08/17/21	0	0.00	0	0.00	2	13,847,344.30	0	0.00	1	8,284,130.21	0	0.00	0	0.00	0	0.00	5.212496%	5.187885%	25
07/16/21	0	0.00	0	0.00	2	13,878,374.19	0	0.00	1	8,306,004.24	0	0.00	1	901,528.59	0	0.00	5.212717%	5.188100%	26
06/17/21	0	0.00	0	0.00	2	13,911,448.73	0	0.00	1	8,329,077.45	0	0.00	0	0.00	1	10,411,436.31	5.213002%	5.188395%	27
05/17/21	0	0.00	0	0.00	2	13,942,165.47	0	0.00	1	8,350,733.10	0	0.00	0	0.00	0	0.00	5.214846%	5.190440%	28
04/16/21	0	0.00	0	0.00	2	13,974,938.40	0	0.00	1	8,373,595.96	0	0.00	0	0.00	0	0.00	5.215073%	5.190662%	29
03/17/21	0	0.00	0	0.00	2	14,005,344.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.215283%	5.190868%	30
02/18/21	0	0.00	0	0.00	2	14,042,253.57	0	0.00	0	0.00	1	6,514,113.36	0	0.00	0	0.00	5.215537%	5.180518%	31
01/15/21	0	0.00	0	0.00	2	14,072,331.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.215724%	5.180709%	32
12/17/20	1	11,234,117.40	0	0.00	2	14,102,262.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.215909%	5.180900%	33
11/18/20	0	0.00	0	0.00	2	14,134,278.01	0	0.00	0	0.00	0	0.00	0	0.00	1	3,569,288.40	5.216105%	5.181102%	34
10/19/20	0	0.00	0	0.00	2	14,163,906.19	0	0.00	0	0.00	1	28,585,942.10	0	0.00	0	0.00	5.217480%	5.143372%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	695100204 08/06/21		0	B	75,806.85	75,806.85	0.00	11,041,372.22
31	695100202 08/06/20		12	6	36,394.75	493,047.77	283,889.08	8,548,708.11	09/23/19	7			03/23/21
50	883100151 12/06/20		8	6	27,054.45	261,445.74	162,187.47	5,639,610.85	05/08/20	7			08/09/21
Totals					139,256.06	830,300.36	446,076.55	25,229,691.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		361,348,478	355,794,465	0		5,554,013
25 - 36 Months		286,782,730	278,520,581	0		8,262,149
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		9,689,910	9,689,910	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	657,821,117	644,004,955	0	0	0	13,816,162
Aug-21	658,849,036	645,001,692	0	0	5,563,214	8,284,130
Jul-21	659,860,326	645,981,952	0	0	5,572,370	8,306,004
Jun-21	661,853,526	647,942,077	0	0	5,582,371	8,329,077
May-21	673,280,715	659,338,550	0	0	5,591,432	8,350,733
Apr-21	674,374,728	660,399,790	0	0	5,601,342	8,373,596
Mar-21	675,380,796	661,375,451	0	0	14,005,345	0
Feb-21	676,632,018	662,589,764	0	0	14,042,254	0
Jan-21	677,459,695	663,387,364	0	0	14,072,331	0
Dec-20	678,283,564	652,947,184	11,234,117	0	14,102,262	0
Nov-20	679,167,404	665,033,126	0	0	14,134,278	0
Oct-20	683,461,588	669,297,682	0	0	14,163,906	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	695100202	8,262,149.38	8,548,708.11	4,000,000.00	10/19/20	424,407.00	0.75530	09/30/19	10/06/23	204
50	883100151	5,554,012.72	5,639,610.85	4,610,000.00	05/27/21	172,722.00	0.39050	09/30/20	09/06/23	263
Totals		13,816,162.10	14,188,318.96	8,610,000.00		597,129.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	695100202	LO	UT	09/23/19	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

50	883100151	MU	MO	05/08/20	7

REO Title Date: 8/9/2021. The Property consists of an 8-story, 48-unit mixed-use building located at 1228 Washington Avenue in St. Louis, MO. The property consists of ground level retail (two restaurant spaces with a total of 10,272 SF), second and third level office (with a total of 27K SF) and 48 apartment units on levels four through eight. The improvements were constructed in 1901 and renovated in 2002 to the current use. The improvements are situated on a 0.35-acre site. Deferred Maintenance: TBD. Leasing Summary: Since title date no new leases or renewals have been completed. Marketing: The Property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300940002	107,241,964.80	5.25003%	107,241,964.80	5.25003%	9	08/05/20	07/31/20	08/11/20
2	300940002	0.00	5.25003%	0.00	5.25003%	10	09/10/20	07/31/20	08/11/20
9	695100206	28,636,670.04	5.42503%	28,636,670.04	5.42503%	10	09/10/20	09/06/20	10/13/20
9	695100206	0.00	5.42503%	0.00	5.42503%	10	08/05/20	09/06/20	10/13/20
37	300940037	0.00	5.33603%	0.00	5.33603%	10	12/28/20	12/28/20	02/11/21
Totals		135,878,634.84		135,878,634.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	695100193 02/15/19	6,772,141.91	7,800,000.00	9,308,100.44	1,402,124.20	9,308,100.44	7,905,976.24	0.00	0.00	(198.00)	198.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,772,141.91	7,800,000.00	9,308,100.44	1,402,124.20	9,308,100.44	7,905,976.24	0.00	0.00	(198.00)	198.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	695100193	11/18/20	0.00	0.00	198.00	0.00	0.00	198.00	0.00	0.00	198.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	198.00	0.00	0.00	198.00	0.00	0.00	198.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
31	0.00	0.00	3,500.00	0.00	0.00	25,956.66	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	9,511.71	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	0.00	35,468.37	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 42,468.37

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27